VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.0%
Austria : 0.6%
Verbund AG 11,366 $ 831,285
Underline
Brazil : 2.3%
Centrais Eletricas Brasileiras
SA (ADR) † 199,452 1,665,424
Cia Energetica de Minas
Gerais (ADR) † 396,558 979,499
Companhia Paranaense de
Energia (ADR) † 82,621 637,834
3,282,757
Canada : 3.2%
Ballard Power Systems, Inc.
(USD) * † 89,294 248,237
Boralex, Inc. † 28,169 595,749
Brookfield Renewable Corp.
(USD) † 47,349 1,163,365
Canadian Solar, Inc. (USD) *
† 14,768 291,816
Innergex Renewable Energy,
Inc. † 46,690 275,672
Northland Power, Inc. † 89,712 1,467,080
TransAlta Corp. (USD) 82,469 530,276
4,572,195
Chile : 0.5%
Enel Americas SA 6,786,012 660,786
Underline
China : 15.8%
BYD Co. Ltd. (HKD) † 283,000 7,246,645
China Everbright
Environment Group Ltd.
(HKD) 1,101,000 428,045
China Longyuan Power
Group Corp. Ltd. (HKD) 704,000 493,899
Daqo New Energy Corp.
(ADR) * † 21,492 605,000
GCL Technology Holdings
Ltd. (HKD) 7,100,000 1,163,374
JinkoSolar Holding Co. Ltd.
(ADR) † 11,418 287,619
Li Auto, Inc. (ADR) * 202,585 6,134,274
NIO, Inc. (ADR) * 425,984 1,916,928
Xinyi Solar Holdings Ltd.
(HKD) 2,096,000 1,627,622
XPeng, Inc. (ADR) * 232,428 1,785,047
Zhejiang Leapmotor
Technology Co. Ltd. (HKD)
144A * † 184,400 619,905
22,308,358
Denmark : 9.1%
Orsted AS 144A * 66,478 3,718,665
ROCKWOOL International
A/S * 2,901 955,518
Vestas Wind Systems A/S * 294,407 8,220,811
12,894,994
France : 0.5%
Neoen SA 144A 27,264 772,649
Underline
Germany : 1.0%
Encavis AG * 42,442 772,249
Number
of Shares Value
Germany (continued)
Nordex SE * † 44,039 $ 578,137
1,350,386
Ireland : 2.6%
Kingspan Group Plc 40,533 3,695,534
Underline
Italy : 6.7%
Enel SpA 1,362,472 9,003,940
ERG SpA † 19,545 491,219
9,495,159
Japan : 1.0%
Horiba Ltd. 12,984 1,349,221
Underline
New Zealand : 2.8%
Contact Energy Ltd. † 260,139 1,346,884
Mercury NZ Ltd. † 239,562 991,934
Meridian Energy Ltd. † 445,417 1,574,815
3,913,633
Norway : 0.2%
NEL ASA * 587,334 262,004
Underline
Portugal : 1.0%
EDP Renovaveis SA * 104,355 1,414,700
Underline
South Korea : 4.6%
Hanwha Solutions Corp. 33,223 682,217
Samsung SDI Co. Ltd. 16,191 5,742,200
6,424,417
Spain : 8.4%
Acciona SA † 8,675 1,056,878
Atlantica Sustainable
Infrastructure Plc (USD) 23,674 437,495
Iberdrola SA 827,727 10,291,621
11,785,994
Sweden : 1.7%
Nibe Industrier AB † 488,713 2,405,759
Underline
Switzerland : 0.4%
Landis+Gyr Group AG 7,518 577,785
Underline
Taiwan : 0.5%
Simplo Technology Co. Ltd. 54,000 761,488
Underline
Thailand : 0.4%
Energy Absolute PCL (NVDR) 652,500 614,050
Underline
United Kingdom : 1.4%
Drax Group Plc 125,721 796,309
Johnson Matthey Plc 49,641 1,122,781
1,919,090
United States : 35.3%
Array Technologies, Inc. * † 37,216 554,891
Badger Meter, Inc. 6,705 1,084,936
Bloom Energy Corp. * † 49,808 559,842
EnerSys 10,936 1,033,015
Enphase Energy, Inc. * 37,212 4,501,908
First Solar, Inc. * 26,284 4,436,739
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. † 25,287 718,151
Installed Building Products,
Inc. 6,180 1,598,951
Lucid Group, Inc. * † 323,311 921,436

VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
United States (continued)
NextEra Energy, Inc. 200,957 $ 12,843,162
Ormat Technologies, Inc. † 13,787 912,562
Owens Corning 23,849 3,978,013
Plug Power, Inc. * † 180,345 620,387
QuantumScape Corp. * † 119,370 750,837
Rivian Automotive, Inc. * † 224,891 2,462,556
SolarEdge Technologies,
Inc. * † 16,863 1,196,936
Sunrun, Inc. * † 44,757 589,897
Tesla, Inc. * 63,210 11,111,686
49,875,905
Total Common Stocks
(Cost: $191,338,482) 141,168,149
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.9%
Money Market Fund: 3.9%
(Cost: $5,515,227)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 5,515,227 $ 5,515,227
Total Investments: 103.9%
(Cost: $196,853,709) 146,683,376
Liabilities in excess of other assets: (3.9)% (5,542,297)
NET ASSETS: 100.0% $ 141,141,079
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $26,083,468.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,111,219, or 3.6% of net assets.